LEASES - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 8,272	$ 8,733
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 2,240	$ 3,756
Weighted average remaining lease terms
Operating leases	3 years	4 years
Weighted average discount rates
Operating leases	4.80%	4.80%